SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Accrued liabilities	$ 766		$ 766		$ 766	$ 766
Current liabilities from discontinued operations	766		766		766	766
Total liabilities	766		766		766	766
Income from discontinued operations, before tax						220
Income tax expense	62	65	175	194	250	308
Loss from discontinued operations, net of tax	$ (62)	$ (65)	$ (175)	$ (194)	$ (250)	$ (88)